CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary the Company's capital
The Company’s capital at December 31, 2017 and 2016 is as follows:

As at December 31	2017	2016
Share capital	$951,184	$900,389
Equity portion of convertible debentures	—	15,674
Reserves	33,122	49,997
Accumulated other comprehensive income	36,078	(71,585)
Retained earnings	137,212	11,439
Liability portion of convertible debentures (note 22)	—	84,961
	$1,157,596	$990,875